Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2022
Commitments and Contingencies
Schedule of operating lease commitment

	Office Rental
	RMB	US$

Year ending June 30,
-2023	66,602	9,924
-2024	37,912	5,649
-2025	11,684	1,741
-2026	4,345	647
-2026	4,284	638
thereafter	7,454	1,111
Total	132,281	19,710